Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

SunAmerica Commodity Strategy Fund (the “Fund”)

Supplement dated January 11, 2016, to the Fund’s Prospectus

dated September 21, 2015, as amended

Effective January 4, 2016, all reference to Gregory LeBlanc, CFA, a portfolio manager of the Fund associated with Wellington Management Company LLP, is hereby deleted in its entirety.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118COM_9-15

Filed under Rule 497(e)
Registration No. 333-111662

SunAmerica Specialty Series

SunAmerica Commodity Strategy Fund (the “Fund”)

Supplement dated January 11, 2016, to the Fund’s

Statement of Additional Information (“SAI”)

dated September 21, 2015, as amended

Effective January 4, 2016, all reference to Gregory LeBlanc, CFA, a portfolio manager of the Fund associated with Wellington Management Company LLP, is hereby deleted in its entirety.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_S5118COM_9-15